per share amounts	12 Months Ended
Dec. 31, 2020
per share amounts
per share amounts

12   per share amounts

Basic net income per Common Share is calculated by dividing net income attributable to Common Shares by the total weighted average number of Common Shares outstanding during the period. Diluted net income per Common Share is calculated to give effect to share option awards and restricted share unit awards.

The following table presents reconciliations of the denominators of the basic and diluted per share computations. Net income was equal to diluted net income for all periods presented.

Years ended December 31 (millions)	2020	2019*
Basic total weighted average number of Common Shares outstanding	1,275	1,204
Effect of dilutive securities – Restricted share units	3	—
Diluted total weighted average number of Common Shares outstanding	1,278	1,204

For the years ended December 31, 2020 and 2019, no outstanding equity-settled restricted share unit awards were excluded in the computation of diluted income per Common Share. For the year ended December 31, 2020, one million* outstanding TELUS Corporation share option awards were excluded in the calculation of diluted net income per Common Share; as at December 31, 2019, no TELUS Corporation share option awards were outstanding.